Quarterly Holdings Report
for

Fidelity® Global High Income Fund

January 31, 2020

GHI-QTLY-0320
1.926257.108

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 80.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.4%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24		$120,000	$110,177
3.375% 8/15/26		284,000	275,671
			385,848
Energy - 0.1%
Denbury Resources, Inc. 6.375% 12/31/24 (b)		89,000	54,050
Steel - 0.0%
Vallourec SA 4.125% 10/4/22	EUR	7,847	48,875

TOTAL CONVERTIBLE BONDS			488,773

Nonconvertible Bonds - 79.7%
Aerospace - 1.6%
BBA U.S. Holdings, Inc.:
4% 3/1/28 (b)		70,000	69,235
5.375% 5/1/26 (b)		30,000	31,023
Bombardier, Inc.:
7.5% 12/1/24 (b)		96,000	93,120
7.5% 3/15/25 (b)		40,000	38,400
7.875% 4/15/27 (b)		530,000	502,149
BWX Technologies, Inc. 5.375% 7/15/26(b)		65,000	68,900
DAE Funding LLC 4.5% 8/1/22 (b)		50,000	50,899
Moog, Inc. 4.25% 12/15/27 (b)		20,000	20,503
TransDigm UK Holdings PLC 6.875% 5/15/26		200,000	213,000
TransDigm, Inc.:
5.5% 11/15/27 (b)		455,000	457,798
6.25% 3/15/26 (b)		80,000	86,280
7.5% 3/15/27		285,000	312,075
Wolverine Escrow LLC 8.5% 11/15/24 (b)		45,000	46,275
			1,989,657
Air Transportation - 1.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		407,813	395,323
Aerovias de Mexico SA de CV 7% 2/5/25 (b)		200,000	200,000
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	312,469
Leonardo SpA 1.5% 6/7/24 (Reg. S)	EUR	100,000	114,162
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		300,000	322,346
			1,344,300
Automotive & Auto Parts - 1.2%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	311,042
Ford Motor Credit Co. LLC 3.087% 1/9/23		200,000	201,637
IAA Spinco, Inc. 5.5% 6/15/27 (b)		30,000	31,835
IHO Verwaltungs GmbH:
3.625% 5/15/25 pay-in-kind (Reg. S) (c)	EUR	100,000	113,848
3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	100,000	114,640
Jaguar Land Rover PLC 2.2% 1/15/24 (Reg. S)	EUR	100,000	105,637
Lithia Motors, Inc. 4.625% 12/15/27 (b)		30,000	30,675
LKQ European Holdings BV 3.625% 4/1/26	EUR	100,000	114,803
Metalsa SA de CV 4.9% 4/24/23 (b)		150,000	155,719
Novem Group GmbH 3 month EURIBOR + 5.250% 5.25% 5/15/24 (Reg. S) (c)(d)	EUR	100,000	112,417
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	100,000	108,770
Volvo Car AB 2.125% 4/2/24 (Reg. S)	EUR	100,000	114,836
			1,515,859
Banks & Thrifts - 3.8%
Alfa Bond Issuance PLC 5.95% 4/15/30 (b)(c)		200,000	206,438
Ally Financial, Inc.:
5.75% 11/20/25		250,000	284,178
8% 11/1/31		155,000	217,992
8% 11/1/31		868,000	1,224,315
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	100,000	102,726
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		150,000	158,250
Bank of Ireland 10% 12/19/22	EUR	100,000	140,934
Bankia SA 3.375% 3/15/27 (Reg. S) (c)	EUR	300,000	350,675
CBOM Finance PLC 4.7% 1/29/25 (b)		200,000	199,732
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		200,000	213,250
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		400,000	423,500
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	209,688
Intesa Sanpaolo SpA 3.928% 9/15/26 (Reg. S)	EUR	200,000	253,601
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	116,000
TBC Bank JSC 5.75% 6/19/24 (b)		200,000	210,563
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		200,000	207,250
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		200,000	202,999
			4,722,091
Broadcasting - 1.5%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,600
4.75% 8/1/25		125,000	126,198
Cable Onda SA 4.5% 1/30/30 (b)		200,000	206,998
Entercom Media Corp. 6.5% 5/1/27 (b)		40,000	42,816
Netflix, Inc.:
4.875% 4/15/28		85,000	90,950
5.875% 11/15/28		140,000	157,661
Nexstar Escrow, Inc. 5.625% 7/15/27 (b)		75,000	79,035
Scripps Escrow, Inc. 5.875% 7/15/27 (b)		60,000	62,850
Sirius XM Radio, Inc.:
4.625% 7/15/24 (b)		100,000	103,688
5% 8/1/27 (b)		125,000	131,250
5.375% 7/15/26 (b)		380,000	400,816
Tegna, Inc. 5% 9/15/29 (b)		155,000	156,938
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		200,000	179,375
			1,839,175
Building Materials - 1.1%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		315,000	325,238
CEMEX Finance LLC 6% 4/1/24 (b)		137,000	140,682
CEMEX S.A.B. de CV 5.45% 11/19/29 (b)		200,000	212,440
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	202,938
HD Supply, Inc. 5.375% 10/15/26 (b)		120,000	127,200
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	93,500
Loxam SAS 3.25% 1/14/25 (Reg. S)	EUR	100,000	113,071
Titan Global Finance PLC 2.375% 11/16/24 (Reg. S)	EUR	100,000	114,813
			1,329,882
Cable/Satellite TV - 5.3%
Altice Luxembourg SA:
8% 5/15/27 (Reg. S)	EUR	175,000	219,315
10.5% 5/15/27 (b)		130,000	150,319
Altice SA:
6.25% 2/15/25 (Reg. S)	EUR	150,000	171,940
7.625% 2/15/25 (b)		700,000	727,790
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75% 3/1/30 (b)		140,000	143,938
5.125% 2/15/23		85,000	85,850
5.125% 5/1/23 (b)		155,000	157,454
5.125% 5/1/27 (b)		890,000	930,050
5.5% 5/1/26 (b)		260,000	271,700
5.75% 1/15/24		46,000	46,978
5.75% 2/15/26 (b)		65,000	68,207
CSC Holdings LLC:
5.375% 2/1/28 (b)		165,000	174,900
5.5% 4/15/27 (b)		115,000	122,044
5.75% 1/15/30 (b)		100,000	107,502
6.5% 2/1/29 (b)		165,000	183,332
7.5% 4/1/28 (b)		230,000	261,671
7.75% 7/15/25 (b)		105,000	110,646
Digi Communications NV 5% 10/15/23 (Reg. S)	EUR	130,000	147,691
DISH DBS Corp.:
5% 3/15/23		500,000	507,510
5.875% 11/15/24		55,000	55,656
7.75% 7/1/26		185,000	194,250
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (b)		200,000	211,508
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	116,335
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	113,416
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)		320,000	336,800
VTR Finance BV 6.875% 1/15/24 (b)		539,000	551,128
Ziggo Bond Co. BV 6% 1/15/27 (b)		160,000	168,035
Ziggo BV:
4.25% 1/15/27 (Reg. S)	EUR	100,000	118,526
4.875% 1/15/30 (b)		50,000	51,488
			6,505,979
Chemicals - 1.8%
Braskem Idesa SAPI 7.45% 11/15/29 (b)		200,000	211,500
Braskem Netherlands BV 4.5% 1/31/30 (b)		200,000	201,600
CF Industries Holdings, Inc.:
4.95% 6/1/43		275,000	294,250
5.15% 3/15/34		345,000	398,475
5.375% 3/15/44		225,000	253,080
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	229,831
OCI NV:
5.25% 11/1/24 (b)		110,000	113,300
6.625% 4/15/23 (b)		110,000	114,180
OCP SA 5.625% 4/25/24 (b)		200,000	222,250
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		150,000	155,625
			2,194,091
Consumer Products - 1.1%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		170,000	180,413
EVOCA SpA 3 month EURIBOR + 4.250% 4.25% 11/1/26 (Reg. S) (c)(d)	EUR	100,000	111,900
International Design Group SpA 6.5% 11/15/25 (Reg. S)	EUR	100,000	116,450
Prosus NV 3.68% 1/21/30 (b)		200,000	205,000
Spectrum Brands Holdings, Inc. 5% 10/1/29 (b)		400,000	415,662
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)		90,000	92,700
The Scotts Miracle-Gro Co. 4.5% 10/15/29 (b)		90,000	93,038
Walnut Bidco PLC 6.75% 8/1/24 (Reg. S)	EUR	100,000	113,973
			1,329,136
Containers - 1.7%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(c)		70,000	72,268
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
2.75% 3/15/24 (Reg. S)	EUR	200,000	225,066
5.25% 8/15/27 (b)		200,000	209,750
6% 2/15/25 (b)		350,000	365,750
Ball Corp.:
4.375% 12/15/23	EUR	300,000	377,547
4.875% 3/15/26		205,000	224,475
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	202,750
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	17,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	276,831
Schoeller Packaging BV 6.375% 11/1/24 (Reg. S)	EUR	124,000	144,402
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		40,000	42,150
			2,158,589
Diversified Financial Services - 4.9%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		120,000	119,354
Comcel Trust 6.875% 2/6/24 (b)		220,000	224,991
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		200,000	234,063
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		125,000	129,844
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		70,000	69,727
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (b)		90,000	96,009
FLY Leasing Ltd. 5.25% 10/15/24		60,000	62,325
Fortune Star (BVI) Ltd. 6.75% 7/2/23 (Reg. S)		200,000	207,938
Garfunkelux Holdco 3 SA:
3 month EURIBOR + 3.500% 3.5% 9/1/23 (Reg. S) (c)(d)	EUR	100,000	104,251
7.5% 8/1/22 (Reg. S)	EUR	100,000	111,237
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24 (b)		90,000	92,138
5.25% 5/15/27 (b)		90,000	90,225
5.875% 2/1/22		270,000	270,000
6.25% 5/15/26		260,000	272,917
6.375% 12/15/25		215,000	224,406
Intelsat Connect Finance SA 9.5% 2/15/23 (b)		80,000	40,800
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	206,000
Lincoln Financing SARL 3.625% 4/1/24 (Reg. S)	EUR	225,000	254,527
MSCI, Inc.:
5.375% 5/15/27 (b)		500,000	541,875
5.75% 8/15/25 (b)		50,000	52,173
Navient Corp.:
5.875% 10/25/24		190,000	200,435
7.25% 9/25/23		55,000	60,775
8% 3/25/20		63,000	63,441
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		20,000	21,207
5.25% 8/15/22 (b)		95,000	101,623
5.5% 2/15/24 (b)		565,000	624,099
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		285,000	287,850
6.875% 2/15/23 (b)		85,000	86,523
Springleaf Finance Corp.:
5.375% 11/15/29		55,000	57,195
6.875% 3/15/25		75,000	84,563
7.125% 3/15/26		295,000	338,468
Vedanta Resources Finance II PLC 9.25% 4/23/26 (b)		200,000	192,750
Verisure Holding AB 3.5% 5/15/23 (Reg. S)	EUR	100,000	113,242
Vivion Investments SARL 3.5% 11/1/25 (Reg. S)	EUR	100,000	116,965
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	112,250
Ypso Finance BIS SA 4% 2/15/28 (Reg. S) (e)	EUR	100,000	109,828
			5,976,014
Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	30,750
Viacom, Inc.:
5.875% 2/28/57 (c)		75,000	78,806
6.25% 2/28/57 (c)		90,000	101,151
			210,707
Electric Utilities No Longer Use - 0.1%
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		40,000	41,174
Pacific Gas & Electric Co. 5.8% 3/1/37 (f)		100,000	115,000
			156,174
Energy - 11.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)		140,000	109,193
5.75% 1/15/28 (b)		60,000	46,662
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)		70,000	72,013
California Resources Corp. 8% 12/15/22 (b)		705,000	239,700
Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27		135,000	150,422
Cheniere Energy Partners LP 5.625% 10/1/26		90,000	94,275
Chesapeake Energy Corp.:
4.875% 4/15/22		70,000	49,700
5.75% 3/15/23		145,000	86,971
7% 10/1/24		90,000	47,702
11.5% 1/1/25 (b)		251,000	201,980
Citgo Holding, Inc. 9.25% 8/1/24 (b)		185,000	197,950
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		85,000	85,957
Comstock Escrow Corp. 9.75% 8/15/26		140,000	114,100
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.6436% 6/15/22 (b)(c)(d)		320,000	317,648
6.5% 5/15/26 (b)		185,000	182,688
6.875% 6/15/25 (b)		200,000	198,250
Covey Park Energy LLC 7.5% 5/15/25 (b)		210,000	165,375
CVR Energy, Inc.:
5.25% 2/15/25 (b)		140,000	138,320
5.75% 2/15/28 (b)		140,000	137,060
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		60,000	56,250
DCP Midstream Operating LP 5.375% 7/15/25		135,000	147,335
Denbury Resources, Inc.:
7.75% 2/15/24 (b)		421,000	337,853
9.25% 3/31/22 (b)		45,000	39,347
Duke Energy Field Services 8.125% 8/16/30		5,000	6,175
Ecopetrol SA:
5.375% 6/26/26		100,000	113,234
5.875% 5/28/45		100,000	120,032
EG Global Finance PLC:
6.25% 10/30/25 (Reg. S)	EUR	100,000	114,787
6.75% 2/7/25 (b)		335,000	339,188
8.5% 10/30/25 (b)		75,000	79,500
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	35,919
5.75% 1/30/28 (b)		125,000	130,000
Envision Energy Overseas Capital Co. Ltd. 7.5% 4/26/21		200,000	178,400
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (b)(f)		725,000	485,750
GeoPark Ltd.:
5.5% 1/17/27 (b)		200,000	199,250
6.5% 9/21/24 (b)		200,000	210,438
Greenko Dutch BV 5.25% 7/24/24		200,000	202,679
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	104,671
Hess Midstream Partners LP 5.125% 6/15/28 (b)		80,000	82,800
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)		145,000	131,950
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	186,875
Jonah Energy LLC 7.25% 10/15/25 (b)		215,000	59,125
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)		95,000	79,800
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		285,000	288,652
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	87,763
Medco Bell Pte Ltd.:
6.375% 1/30/27 (b)		200,000	191,660
6.375% 1/30/27 (Reg. S)		200,000	191,660
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		200,000	205,750
MEG Energy Corp.:
6.375% 1/30/23 (b)		305,000	308,630
7% 3/31/24 (b)		360,000	362,700
7.125% 2/1/27 (b)		140,000	138,643
Mongolian Mining Corp. / Energy Resources LLC 9.25% 4/15/24 (Reg. S)		200,000	182,878
MPLX LP 6.375% 5/1/24 (b)		45,000	46,838
Murphy Oil Corp. 5.875% 12/1/27		90,000	92,250
Nabors Industries, Inc. 5.75% 2/1/25		105,000	86,100
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	202,250
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	1,650
6.2% 8/1/40		85,000	28,900
7.75% 1/15/24		48,000	24,720
7.95% 4/1/25 (c)		55,000	26,950
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	183,250
Oasis Petroleum, Inc. 6.875% 3/15/22		43,000	41,280
Pacific Drilling SA 12% 4/1/24 pay-in-kind (b)(c)		9,097	3,070
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		435,000	460,883
6.25% 6/1/24 (b)		10,000	10,350
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28 (b)		160,000	163,616
7.25% 6/15/25		70,000	74,346
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	133,738
Peabody Energy Corp.:
6% 3/31/22 (b)		20,000	18,550
6.375% 3/31/25 (b)		25,000	20,750
Petrobras Global Finance BV:
5.093% 1/15/30 (b)		88,000	96,461
6.9% 3/19/49		135,000	164,455
Petroleos Mexicanos:
6.49% 1/23/27 (b)		175,000	189,875
7.69% 1/23/50 (b)		75,000	82,395
Pride International, Inc. 7.875% 8/15/40		95,000	45,125
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	196,191
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (c)	EUR	200,000	253,119
Sanchez Energy Corp.:
6.125% 1/15/23 (f)		235,000	11,633
7.25% 2/15/23 (b)(f)		247,000	153,140
SESI LLC 7.75% 9/15/24		40,000	24,904
SM Energy Co.:
5% 1/15/24		65,000	59,313
5.625% 6/1/25		110,000	99,550
6.625% 1/15/27		65,000	58,825
6.75% 9/15/26		25,000	22,701
Southwestern Energy Co.:
7.5% 4/1/26		65,000	54,256
7.75% 10/1/27		50,000	41,500
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		90,000	92,363
5.5% 2/15/26		75,000	77,157
6% 4/15/27		175,000	184,620
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	36,050
5.375% 2/1/27		35,000	36,313
5.5% 3/1/30 (b)		70,000	72,195
5.875% 4/15/26		70,000	73,850
6.5% 7/15/27		40,000	43,600
6.875% 1/15/29		70,000	77,131
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	84,894
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		200,000	220,125
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		150,000	154,181
4.75% 1/15/30 (b)		225,000	237,105
5% 1/31/28 (b)		50,000	54,000
Transocean Sentry Ltd. 5.375% 5/15/23 (b)		85,000	85,213
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		500,000	462,290
Tullow Oil PLC:
6.25% 4/15/22 (b)		200,000	180,700
7% 3/1/25 (b)		200,000	161,000
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	36,400
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		63,329	9,183
Valaris PLC:
5.2% 3/15/25		30,000	14,850
7.75% 2/1/26		85,000	42,925
Viper Energy Partners LP 5.375% 11/1/27 (b)		30,000	31,275
W&T Offshore, Inc. 9.75% 11/1/23(b)		75,000	71,010
Weatherford International Ltd. 11% 12/1/24 (b)		95,000	100,868
YPF SA:
8.5% 3/23/21 (b)		275,000	274,055
8.5% 7/28/25 (b)		275,000	251,926
			14,373,873
Entertainment/Film - 0.5%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)		80,000	82,304
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)(f)		1,068,694	502,286
			584,590
Environmental - 0.6%
Covanta Holding Corp.:
5.875% 3/1/24		110,000	111,925
6% 1/1/27		100,000	104,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		465,000	473,138
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (c)(d)	EUR	100,000	103,253
			792,316
Food & Drug Retail - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 2/15/23 (b)(e)		80,000	81,414
4.625% 1/15/27 (b)(e)		95,000	96,319
4.875% 2/15/30 (b)(e)		95,000	97,613
Camposol SA 6% 2/3/27 (b)		200,000	202,600
Performance Food Group, Inc. 5.5% 10/15/27 (b)		75,000	78,938
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	123,215
Tereos Finance Group I 4.125% 6/16/23 (Reg. S)	EUR	100,000	98,136
Tops Markets LLC 13% 11/19/24 pay-in-kind (c)		33,712	33,038
			811,273
Food/Beverage/Tobacco - 2.6%
Biostime International Holdings Ltd. 5.625% 10/24/24 (Reg. S)		200,000	207,938
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	211,313
ESAL GmbH 6.25% 2/5/23 (b)		21,000	21,184
JBS Investments II GmbH:
5.75% 1/15/28 (b)		200,000	211,142
7% 1/15/26 (b)		600,000	653,106
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		30,000	31,065
5.875% 7/15/24 (b)		40,000	41,000
6.75% 2/15/28 (b)		185,000	204,889
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)		120,000	129,600
6.5% 4/15/29 (b)		80,000	89,600
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (b)		60,000	63,675
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	47,250
4.875% 11/1/26 (b)		45,000	47,447
MHP SA 7.75% 5/10/24 (b)		300,000	322,969
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)		225,000	231,188
Post Holdings, Inc.:
5% 8/15/26 (b)		355,000	366,538
5.625% 1/15/28 (b)		110,000	116,325
5.75% 3/1/27 (b)		160,000	168,800
Vector Group Ltd. 6.125% 2/1/25 (b)		90,000	89,550
			3,254,579
Gaming - 1.8%
Boyd Gaming Corp. 4.75% 12/1/27 (b)		115,000	117,588
Caesars Resort Collection LLC 5.25% 10/15/25 (b)		300,000	304,470
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	106,395
5.375% 4/15/26		30,000	34,063
International Game Technology PLC:
4.75% 2/15/23 (Reg. S)	EUR	100,000	119,650
6.25% 1/15/27 (b)		50,000	56,125
LHMC Finco SARL 6.25% 12/20/23 (Reg. S)	EUR	100,000	116,217
MCE Finance Ltd.:
5.25% 4/26/26 (b)		180,000	180,825
5.375% 12/4/29 (Reg. S)		200,000	199,620
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	361,132
5.75% 2/1/27		70,000	77,875
Station Casinos LLC 5% 10/1/25 (b)		90,000	92,111
Transocean, Inc. 7.25% 11/1/25 (b)		160,000	150,800
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (b)		40,000	42,200
Wynn Macau Ltd. 5.125% 12/15/29 (Reg. S)		200,000	198,000
Wynn Resorts Ltd. 5.125% 10/1/29 (b)		45,000	46,688
			2,203,759
Healthcare - 7.0%
Bayer AG 3.125% 11/12/79 (Reg. S) (c)	EUR	100,000	116,159
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (b)		110,000	113,361
Catalent Pharma Solutions 5% 7/15/27 (b)		20,000	21,053
Centene Corp.:
4.25% 12/15/27 (b)		70,000	73,150
4.625% 12/15/29 (b)		105,000	113,012
5.25% 4/1/25 (b)		50,000	51,813
5.375% 6/1/26 (b)		245,000	260,619
5.375% 8/15/26 (b)		55,000	58,369
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (b)		20,000	20,292
5.5% 4/1/26 (b)		65,000	69,144
Community Health Systems, Inc.:
6.25% 3/31/23		490,000	499,800
6.625% 2/15/25 (b)(e)		75,000	75,764
8% 3/15/26 (b)		440,000	458,568
8.125% 6/30/24 (b)		55,000	49,417
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	103,750
DaVita HealthCare Partners, Inc. 5% 5/1/25		290,000	297,250
Encompass Health Corp. 5.75% 9/15/25		15,000	15,600
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	113,519
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	549,242
5.375% 9/1/26		85,000	95,629
5.625% 9/1/28		150,000	173,813
5.875% 2/15/26		85,000	97,542
5.875% 2/1/29		45,000	53,105
7.5% 2/15/22		180,000	197,584
Hologic, Inc.:
4.375% 10/15/25 (b)		225,000	229,124
4.625% 2/1/28 (b)		30,000	31,563
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	225,137
5% 10/15/26 (b)		120,000	125,550
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	210,750
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	346,896
5.25% 8/1/26		100,000	104,875
NVA Holdings, Inc. 6.875% 4/1/26 (b)		50,000	53,938
Ortho-Clinical Diagnostics, Inc. 7.25% 2/1/28 (b)		30,000	30,529
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		145,000	135,285
Sabra Health Care LP/Sabra Capital Corp. 3.9% 10/15/29		72,000	74,160
Service Corp. International 5.125% 6/1/29		35,000	37,272
Teleflex, Inc. 4.625% 11/15/27		30,000	31,575
Tenet Healthcare Corp.:
4.625% 7/15/24		160,000	164,000
5.125% 5/1/25		210,000	213,675
6.25% 2/1/27 (b)		195,000	206,232
6.75% 6/15/23		300,000	326,250
8.125% 4/1/22		515,000	562,658
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	400,000	393,319
3.15% 10/1/26		75,000	64,028
4.1% 10/1/46		200,000	153,500
Valeant Pharmaceuticals International, Inc.:
5% 1/30/28 (b)		110,000	111,375
5.25% 1/30/30 (b)		110,000	112,063
5.5% 3/1/23 (b)		24,000	24,060
5.5% 11/1/25 (b)		260,000	269,316
5.75% 8/15/27 (b)		20,000	21,398
5.875% 5/15/23 (b)		9,000	9,079
6.125% 4/15/25 (b)		65,000	66,860
6.5% 3/15/22 (b)		80,000	81,485
7% 3/15/24 (b)		160,000	165,872
8.5% 1/31/27 (b)		60,000	67,875
9.25% 4/1/26 (b)		230,000	262,488
Vizient, Inc. 6.25% 5/15/27 (b)		15,000	16,169
			8,605,911
Homebuilders/Real Estate - 6.5%
ADLER Real Estate AG 3% 4/27/26 (Reg. S)	EUR	100,000	118,391
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (b)		190,000	199,975
China Aoyuan Property Group Ltd. 7.95% 2/19/23 (Reg. S)		400,000	416,000
China SCE Property Holdings Ltd.:
7.25% 4/19/23 (Reg. S)		200,000	201,500
7.375% 4/9/24 (Reg. S)		200,000	201,500
8.75% 1/15/21 (Reg. S)		200,000	205,940
China South City Holdings Ltd. 11.5% 2/12/22 (Reg. S)		200,000	198,500
Easy Tactic Ltd.:
5.875% 2/13/23 (Reg. S)		200,000	188,810
8.125% 2/27/23 (Reg. S)		200,000	199,500
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	189,813
8.75% 6/28/25 (Reg. S)		200,000	168,250
Fantasia Holdings Group Co. Ltd. 10.875% 1/9/23 (Reg. S)		200,000	200,784
iStar Financial, Inc. 4.75% 10/1/24		120,000	124,800
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	184,750
Jingrui Holdings Ltd. 7.75% 4/12/20		200,000	198,250
Kaisa Group Holdings Ltd.:
8.5% 6/30/22 (Reg. S)		200,000	197,875
11.5% 1/30/23 (Reg. S)		200,000	204,500
11.75% 2/26/21 (Reg. S)		200,000	209,125
KWG Property Holding Ltd. 5.2% 9/21/22 (Reg. S)		200,000	194,188
Lennar Corp. 5.375% 10/1/22		55,000	58,850
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		200,000	185,500
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	189,062
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	339,938
New Metro Global Ltd. 6.8% 8/5/23 (Reg. S) (e)		200,000	199,000
Redsun Properties Group Ltd. 11.5% 3/4/21 (Reg. S)		200,000	205,750
Ronshine China Holdings Ltd.:
8.1% 6/9/23 (Reg. S)		200,000	202,000
11.25% 8/22/21 (Reg. S)		200,000	212,750
Scenery Journey Ltd. 11% 11/6/20 (Reg. S)		200,000	202,875
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	78,383
Sunac China Holdings Ltd.:
7.5% 2/1/24 (Reg. S)		200,000	201,008
8.375% 1/15/21 (Reg. S)		200,000	204,820
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.75% 1/15/28 (b)		80,000	87,600
5.875% 6/15/27 (b)		55,000	61,188
Times China Holdings Ltd. 6.6% 3/2/23 (Reg. S)		200,000	201,875
VICI Properties, Inc.:
3.5% 2/15/25 (b)(e)		90,000	91,575
3.75% 2/15/27 (b)(e)		70,000	70,350
4.125% 8/15/30 (b)(e)		85,000	86,275
4.25% 12/1/26 (b)		45,000	46,185
4.625% 12/1/29 (b)		45,000	47,025
Wanda Properties Overseas Ltd. 6.875% 7/23/23 (Reg. S)		200,000	195,250
Yango Justice International Ltd.:
9.5% 4/3/21 (Reg. S)		200,000	201,500
10% 2/12/23 (Reg. S)		200,000	205,063
Yuzhou Properties Co. 8.3% 5/27/25 (Reg. S)		200,000	200,750
Zhenro Properties Group Ltd.:
8.7% 8/3/22 (Reg. S)		200,000	203,750
10.5% 6/28/20 (Reg. S)		200,000	202,875
			7,983,648
Hotels - 0.3%
Hilton Domestic Operating Co., Inc.:
4.875% 1/15/30		120,000	126,900
5.125% 5/1/26		230,000	240,856
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	42,100
			409,856
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		115,000	112,700
8.125% 2/15/24 (b)		55,000	58,781
HUB International Ltd. 7% 5/1/26 (b)		190,000	195,691
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		275,000	281,881
			649,053
Leisure - 0.1%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		35,000	37,069
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	72,450
			109,519
Metals/Mining - 2.4%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	296,445
Alpha Natural Resources, Inc. 9.75% 4/15/18 (f)(g)		210,000	0
Arconic, Inc. 5.95% 2/1/37		20,000	22,295
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)		200,000	207,754
Compass Minerals International, Inc. 6.75% 12/1/27 (b)		140,000	149,944
Constellium NV 5.875% 2/15/26 (b)		250,000	258,125
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	196,750
6.875% 3/1/26 (b)		200,000	198,000
7.25% 4/1/23 (b)		325,000	324,256
7.5% 4/1/25 (b)		230,000	227,961
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	46,266
5.125% 3/15/23 (b)		95,000	99,513
Freeport-McMoRan, Inc.:
5.4% 11/14/34		30,000	30,825
5.45% 3/15/43		200,000	204,000
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	219,500
Stillwater Mining Co. 6.125% 6/27/22 (b)		300,000	306,750
Vedanta Resources PLC 6.375% 7/30/22 (Reg. S)		200,000	195,188
			2,983,572
Paper - 0.1%
Berry Global Escrow Corp.:
4.875% 7/15/26 (b)		40,000	41,794
5.625% 7/15/27 (b)		35,000	37,144
			78,938
Restaurants - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.375% 1/15/28 (b)		75,000	75,180
5% 10/15/25 (b)		140,000	144,297
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	123,324
8.75% 10/1/25 (b)		65,000	68,300
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	52,673
5% 6/1/24 (b)		195,000	200,606
5.25% 6/1/26 (b)		100,000	104,750
			769,130
Services - 2.7%
Algeco Scotsman Global Finance PLC 3 month EURIBOR + 6.250% 6.25% 2/15/23 (c)(d)	EUR	100,000	108,588
ASGN, Inc. 4.625% 5/15/28 (b)		160,000	164,320
BidFair MergeRight, Inc. 7.375% 10/15/27 (b)		150,000	152,798
Blitz F18-675 GmbH 2% 7/15/25 (Reg. S)	EUR	126,000	139,898
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	250,593
CDK Global, Inc.:
4.875% 6/1/27		105,000	110,513
5.25% 5/15/29 (b)		35,000	37,450
5.875% 6/15/26		35,000	37,188
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		400,000	417,375
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	196,986
H&E Equipment Services, Inc. 5.625% 9/1/25		180,000	187,650
Hertz Corp. 7.125% 8/1/26 (b)		40,000	42,450
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	37,648
4.75% 2/15/25 (b)		65,000	71,906
Intrum Justitia AB:
2.75% 7/15/22 (Reg. S)	EUR	50,000	56,065
3% 9/15/27 (Reg. S)	EUR	233,000	253,835
3.5% 7/15/26 (Reg. S)	EUR	100,000	112,813
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	200,000	226,291
Laureate Education, Inc. 8.25% 5/1/25 (b)		495,000	530,269
Tempo Acquisition LLC 6.75% 6/1/25 (b)		55,000	56,925
The GEO Group, Inc.:
5.125% 4/1/23		50,000	47,125
5.875% 10/15/24		15,000	13,913
6% 4/15/26		140,000	124,600
			3,377,199
Steel - 0.8%
Allegheny Technologies, Inc. 5.875% 12/1/27		70,000	71,390
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	57,762
CSN Resources SA 7.625% 4/17/26 (b)		200,000	210,111
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		60,000	60,850
Metinvest BV 7.75% 4/23/23 (b)		300,000	319,125
Usiminas International SARL 5.875% 7/18/26 (b)		200,000	214,900
Vallourec SA 2.25% 9/30/24 (Reg. S)	EUR	100,000	80,667
			1,014,805
Super Retail - 0.1%
Hema Bondco I BV 3 month EURIBOR + 6.250% 6.25% 7/15/22 (Reg. S) (c)(d)	EUR	100,000	87,316
Technology - 3.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		330,000	338,597
Camelot Finance SA 4.5% 11/1/26 (b)		265,000	269,638
CDW LLC/CDW Finance Corp. 4.25% 4/1/28		80,000	82,894
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	274,343
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	87,763
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	55,125
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.25% 12/1/27 (b)		205,000	214,994
InterXion Holding NV 4.75% 6/15/25 (Reg. S)	EUR	100,000	118,990
Itron, Inc. 5% 1/15/26 (b)		30,000	31,200
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	47,475
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	62,030
Match Group, Inc.:
5% 12/15/27 (b)		60,000	63,000
5.625% 2/15/29 (b)		65,000	70,119
Orano SA 3.375% 4/23/26 (Reg. S)	EUR	100,000	119,777
Parametric Technology Corp.:
3.625% 2/15/25 (b)(e)		40,000	40,300
4% 2/15/28 (b)(e)		40,000	40,400
Qorvo, Inc.:
4.375% 10/15/29 (b)		45,000	47,025
5.5% 7/15/26		150,000	158,625
Rackspace Hosting, Inc. 8.625% 11/15/24 (b)		90,000	89,100
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	127,800
Sensata Technologies, Inc. 4.375% 2/15/30 (b)		95,000	96,287
SoftBank Corp.:
3.125% 9/19/25	EUR	100,000	113,816
4% 9/19/29 (Reg. S)	EUR	200,000	234,795
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		560,000	592,178
TTM Technologies, Inc. 5.625% 10/1/25 (b)		125,000	130,125
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (b)		285,000	261,844
			3,768,240
Telecommunications - 6.6%
Altice Financing SA 5% 1/15/28 (b)		200,000	196,302
Altice Finco SA 7.625% 2/15/25 (b)		210,000	218,400
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	316,594
Bharti Airtel International BV 5.35% 5/20/24 (b)		200,000	215,250
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		340,000	365,075
7.5% 10/15/26 (b)		100,000	107,900
Cellnex Telecom SA 2.375% 1/16/24 (Reg. S)	EUR	100,000	118,829
CenturyLink, Inc.:
4% 2/15/27 (b)		115,000	115,526
5.125% 12/15/26 (b)		150,000	153,750
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		225,000	227,391
Crystal Almond SARL 4.25% 10/15/24 (Reg. S)	EUR	100,000	114,196
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	96,234
eircom Finance Ltd. 1.75% 11/1/24 (Reg. S)	EUR	100,000	109,069
Equinix, Inc. 5.375% 5/15/27		50,000	54,190
Frontier Communications Corp.:
8% 4/1/27 (b)		115,000	120,037
8.5% 4/1/26 (b)		225,000	230,625
11% 9/15/25		215,000	99,438
GTH Finance BV 7.25% 4/26/23 (b)		200,000	224,196
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	140,400
IHS Netherlands Holdco BV 8% 9/18/27 (b)		200,000	215,000
Intelsat Jackson Holdings SA 8% 2/15/24 (b)		190,000	194,433
Intelsat Luxembourg SA 8.125% 6/1/23		266,000	103,740
Level 3 Financing, Inc.:
3.875% 11/15/29 (b)		135,000	140,507
5.375% 1/15/24		400,000	404,832
Millicom International Cellular SA 5.125% 1/15/28 (b)		250,000	262,813
RCS & RDS SA:
2.5% 2/5/25 (Reg. S)	EUR	100,000	110,794
3.25% 2/5/28 (Reg. S)	EUR	100,000	110,739
Sable International Finance Ltd. 5.75% 9/7/27 (b)		325,000	343,281
SBA Communications Corp. 3.875% 2/15/27 (b)(e)		140,000	141,925
SFR Group SA:
5.5% 1/15/28 (b)		130,000	132,765
6% 2/15/28 (b)(e)		75,000	74,300
7.375% 5/1/26 (b)		150,000	159,762
8.125% 2/1/27 (b)		245,000	273,788
Sprint Capital Corp.:
6.875% 11/15/28		105,000	106,838
8.75% 3/15/32		95,000	105,213
Sprint Corp.:
7.125% 6/15/24		200,000	206,570
7.625% 3/1/26		70,000	73,056
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	404,752
Telecom Italia SpA:
2.75% 4/15/25 (Reg. S)	EUR	100,000	117,259
4% 4/11/24 (Reg. S)	EUR	100,000	122,605
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		200,000	214,046
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	238,353
Telesat Canada/Telesat LLC 6.5% 10/15/27 (b)		45,000	47,138
Turk Telekomunikasyon A/S 6.875% 2/28/25 (b)		200,000	220,375
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	208,000
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	137,855
			8,094,141
Textiles/Apparel - 0.1%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	112,925
Transportation Ex Air/Rail - 1.1%
Atlantia SpA 1.625% 2/3/25 (Reg. S)	EUR	100,000	110,350
Autostrade per L'italia SpA:
1.625% 6/12/23	EUR	215,000	234,869
1.875% 9/26/29 (Reg. S)	EUR	100,000	108,459
Avolon Holdings Funding Ltd.:
5.25% 5/15/24 (b)		135,000	148,554
5.5% 1/15/23 (b)		95,000	103,070
CMA CGM SA 6.5% 7/15/22 (Reg. S)	EUR	100,000	98,133
Mersin Uluslararasi Liman Isletmeciligi A/S 5.375% 11/15/24 (b)		200,000	210,500
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	186,238
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	50,513
11.25% 8/15/22 (b)		135,000	91,125
Teekay Corp. 9.25% 11/15/22 (b)		60,000	62,400
			1,404,211
Utilities - 4.4%
Centrais Eletricas Brasileiras SA (Electrobras) 3.625% 2/4/25 (b)		200,000	201,300
ContourGlobal Power Holdings SA 4.125% 8/1/25 (Reg. S)	EUR	225,000	259,830
DCP Midstream Operating LP 5.125% 5/15/29		105,000	110,775
DPL, Inc. 4.35% 4/15/29 (b)		185,000	184,252
Dynegy, Inc. 5.875% 6/1/23		70,000	71,226
Energias de Portugal SA 4.496% 4/30/79 (Reg. S) (c)	EUR	100,000	123,749
Eskom Holdings SOC Ltd. 5.75% 1/26/21 (b)		200,000	200,485
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	200,500
InterGen NV 7% 6/30/23 (b)		845,000	832,325
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	52,063
4.5% 9/15/27 (b)		35,000	36,500
NRG Energy, Inc.:
5.25% 6/15/29 (b)		60,000	64,659
5.75% 1/15/28		1,115,000	1,200,075
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		253,370	283,141
Pacific Gas & Electric Co.:
3.75% 8/15/42 (f)		10,000	9,950
3.95% 12/1/47 (f)		150,000	150,375
6.05% 3/1/34 (f)		250,000	287,500
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	30,825
Teollisuuden Voima Oyj:
1.125% 3/9/26 (Reg. S)	EUR	107,000	118,948
2.125% 2/4/25 (Reg. S)	EUR	100,000	117,924
TerraForm Global, Inc. 6.125% 3/1/26 (b)		310,000	323,175
The AES Corp.:
4% 3/15/21		195,000	197,291
5.125% 9/1/27		55,000	58,064
Vertiv Group Corp. 9.25% 10/15/24 (b)		60,000	64,313
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)		115,000	119,600
5.625% 2/15/27 (b)		60,000	62,400
			5,361,245

TOTAL NONCONVERTIBLE BONDS			98,101,753

TOTAL CORPORATE BONDS
(Cost $98,819,801)			98,590,526

Government Obligations - 0.7%
Germany - 0.5%
German Federal Republic:
0% 6/12/20	EUR	400,000	444,512
2% 8/15/23	EUR	200,000	243,304

TOTAL GERMANY			687,816

Sri Lanka - 0.2%
Democratic Socialist Republic of Sri Lanka 7.85% 3/14/29(Reg. S)		200,000	203,250
TOTAL GOVERNMENT OBLIGATIONS
(Cost $904,686)			891,066
		Shares	Value

Common Stocks - 0.9%
Automotive & Auto Parts - 0.1%
UC Holdings, Inc. (g)(h)		3,510	64,022
Broadcasting - 0.0%
DISH Network Corp. Class A (h)		314	11,543
Energy - 0.1%
Pacific Drilling SA (h)		19,106	35,155
Tidewater, Inc.:
warrants 11/14/42 (h)		5,448	92,888
warrants 11/14/42 (h)		1,897	32,344
Ultra Petroleum Corp. warrants 7/14/25 (h)		1,260	0

TOTAL ENERGY			160,387

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (g)(h)		1,789	69,825
Tops Markets Corp. (g)(h)		165	58,007
Tops Markets Corp. (Escrow) (g)(h)(i)		165,000	2

TOTAL FOOD & DRUG RETAIL			127,834

Gaming - 0.2%
Boyd Gaming Corp.		4,800	143,280
Penn National Gaming, Inc. (h)		4,600	137,218

TOTAL GAMING			280,498

Healthcare - 0.0%
HCA Holdings, Inc.		400	55,520
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,301
Services - 0.1%
United Rentals, Inc. (h)		1,000	135,690
Utilities - 0.3%
NRG Energy, Inc.		3,200	118,048
Vistra Energy Corp.		9,795	220,583

TOTAL UTILITIES			338,631

TOTAL COMMON STOCKS
(Cost $1,656,379)			1,175,426
		Principal Amount(a)	Value

Bank Loan Obligations - 4.7%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 5/30/25 (c)(d)(j)		123,855	123,731
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 6/9/23 (c)(d)(j)		78,207	78,109
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.1453% 8/22/24 (c)(d)(j)		216,079	215,887

TOTAL AEROSPACE			417,727

Banks & Thrifts - 0.0%
First Eagle Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/17/27 (d)(j)(k)		30,000	30,015
Cable/Satellite TV - 0.5%
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6763% 10/22/26 (c)(d)(j)		15,000	15,169
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9044% 8/19/23 (c)(d)(j)		551,091	545,007
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 1/19/24 (c)(d)(j)		5,000	5,000

TOTAL CABLE/SATELLITE TV			565,176

Chemicals - 0.0%
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2771% 2/8/25 (c)(d)(j)		3,739	3,740
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.949% 10/1/25 (c)(d)(j)		43,522	43,468

TOTAL CHEMICALS			47,208

Diversified Financial Services - 0.1%
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4446% 10/31/24 (c)(d)(j)		14,775	13,353
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.9263% 3/1/25 (c)(d)(j)		17,056	17,072
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 4/29/26 (c)(d)(j)		69,474	69,637

TOTAL DIVERSIFIED FINANCIAL SERVICES			100,062

Energy - 1.1%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8953% 6/24/24 (c)(d)(j)		48,750	44,460
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.025% 12/31/21 (c)(d)(j)		365,000	252,916
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4% 12/31/22 (c)(d)(j)		185,000	166,905
Chesapeake Energy Corp. term loan 1 month U.S. LIBOR + 8.000% 9.9278% 6/9/24 (c)(d)(j)		265,000	265,994
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6453% 8/1/23 (c)(d)(j)		9,975	10,162
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 3/28/24 (c)(d)(j)		153,838	153,838
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.04% 3/1/26 (c)(d)(j)		270,000	260,774
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 2.8571% 5/11/20 (c)(d)(g)(j)(l)		120,977	120,977
term loan 7.25% 5/11/20 (c)(g)(j)		28,000	28,000

TOTAL ENERGY			1,304,026

Food & Drug Retail - 0.6%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.8785% 5/31/24 (c)(d)(j)		689,500	633,354
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 10.5% 11/19/23 (c)(d)(j)		66,367	66,657

TOTAL FOOD & DRUG RETAIL			700,011

Gaming - 0.0%
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 3/13/25 (c)(d)(j)		19,700	19,725
Healthcare - 0.3%
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6453% 6/13/26 (c)(d)(j)		334,163	330,961
Vizient, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 5/6/26 (c)(d)(j)		9,925	9,962

TOTAL HEALTHCARE			340,923

Hotels - 0.0%
Travelport Finance Luxembourg SARL 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.9446% 5/29/26 (c)(d)(j)(m)		69,638	62,604
Insurance - 0.1%
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7994% 5/10/25 (c)(d)(j)		4,875	4,864
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9196% 5/9/25 (c)(d)(j)		64,675	64,626
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9446% 5/16/24 (c)(d)(j)		14,663	14,600

TOTAL INSURANCE			84,090

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3953% 7/31/24 (c)(d)(j)		4,900	4,916
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8953% 2/28/25 (c)(d)(j)		228,784	226,496

TOTAL LEISURE			231,412

Services - 0.5%
Almonde, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.0271% 6/13/25 (c)(d)(j)		220,000	215,189
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.16% 12/18/24 (c)(d)(j)		60,000	58,850
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.276% 11/30/25 (c)(d)(j)		97,826	95,198
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1946% 8/22/25 (c)(d)(j)		95,000	95,029
Maverick Purchaser Sub LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/23/27 (d)(e)(j)(k)		15,000	15,019
Sotheby's 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1696% 1/3/27 (c)(d)(j)		111,728	112,427

TOTAL SERVICES			591,712

Technology - 0.7%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 2/28/25 (c)(d)(j)		9,825	9,882
Financial & Risk U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8953% 10/1/25 (c)(d)(j)		387,068	390,664
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.1591% 11/1/24 (c)(d)(j)		115,000	117,300
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9091% 11/1/23 (c)(d)(j)		89,971	90,228
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (c)(d)(j)		99,420	99,399
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.0494% 4/16/25 (c)(d)(j)		70,943	70,928
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.3953% 5/4/26 (c)(d)(j)		19,950	20,022
Vertafore, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8953% 7/2/26 (c)(d)(j)		65,000	64,946

TOTAL TECHNOLOGY			863,369

Telecommunications - 0.3%
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 5.3638% 1/31/26 (c)(d)(j)		381,715	379,806
Utilities - 0.0%
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9% 7/24/26 (c)(d)(j)		14,368	14,452
TOTAL BANK LOAN OBLIGATIONS
(Cost $5,860,456)			5,752,318

Preferred Securities - 7.7%
Automotive & Auto Parts - 0.2%
Volkswagen International Finance NV 3.875% (Reg. S) (c)(n)	EUR	200,000	239,551
Banks & Thrifts - 4.0%
AIB Group PLC 5.25% (Reg. S) (c)(n)	EUR	200,000	244,268
Alfa Bond Issuance PLC 8% (Reg. S) (c)(n)		200,000	208,438
Banco de Sabadell SA 6.5% (Reg. S) (c)(n)	EUR	200,000	234,265
Banco Do Brasil SA 9% (b)(c)(n)		200,000	232,750
Banco Mercantil del Norte SA 7.625% (b)(c)(n)		360,000	403,560
Bank of America Corp.:
4.3% (c)(n)		160,000	159,664
5.875% (c)(n)		355,000	397,156
Bank of East Asia Ltd. 5.875% (Reg. S) (c)		300,000	314,369
Citigroup, Inc.:
4.7% (c)(n)		90,000	91,661
5% (c)(n)		180,000	188,525
5.35% (c)(n)		550,000	574,750
5.95% (c)(n)		575,000	613,813
Intesa Sanpaolo SpA 7% (Reg. S) (c)(n)	EUR	200,000	233,732
Itau Unibanco Holding SA 6.125% (b)(c)(n)		200,000	208,963
JPMorgan Chase & Co.:
4.6% (c)(n)		135,000	137,822
5%(c)(n)		185,000	193,510
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(c)(n)		200,000	200,563
UniCredit SpA 9.25% (Reg. S) (c)(n)	EUR	200,000	259,329

TOTAL BANKS & THRIFTS			4,897,138

Consumer Products - 0.6%
Cosan Overseas Ltd. 8.25% (n)		700,000	725,375
Diversified Financial Services - 0.5%
AerCap Holdings NV 5.875% 10/10/79 (c)		115,000	123,050
LeasePlan Corp. NV 7.375% (Reg. S) (c)(n)	EUR	200,000	252,863
Nanyang Commercial Bank Ltd. 5% (Reg. S) (c)(n)		200,000	203,280

TOTAL DIVERSIFIED FINANCIAL SERVICES			579,193

Energy - 0.5%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (c)(n)	EUR	200,000	239,671
SMC Global Power Holdings Corp.:
5.7% (Reg. S) (c)(n)		200,000	200,750
5.95% (c)(n)		200,000	202,250

TOTAL ENERGY			642,671

Healthcare - 0.1%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (c)(n)		200,000	180,299
Homebuilders/Real Estate - 0.9%
Agile Property Holdings Ltd. 6.875% (Reg. S) (c)(n)		200,000	199,750
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (c)(n)		200,000	194,350
Grand City Properties SA 3.75% (c)(n)	EUR	100,000	117,559
RKI Overseas Finance 2017 (A) 7% (Reg. S) (n)		200,000	173,563
TLG Finance SARL 3.375% (Reg. S) (c)(n)	EUR	200,000	235,296
Yuzhou Properties Co. 5.375% (Reg. S) (c)(n)		200,000	191,813

TOTAL HOMEBUILDERS/REAL ESTATE			1,112,331

Telecommunications - 0.4%
Colombia Telecomunicaciones SA 8.5% (b)(c)(n)		200,000	201,181
Telefonica Europe BV 3.875% (Reg. S) (c)(n)	EUR	200,000	240,109

TOTAL TELECOMMUNICATIONS			441,290

Utilities - 0.5%
EDF SA:
4% (Reg. S) (c)(n)	EUR	100,000	121,310
5% (Reg. S) (c)(n)	EUR	100,000	128,515
5.375% 12/31/99 (c)	EUR	200,000	257,533
RWE AG 3.5% 4/21/75 (Reg. S) (c)	EUR	100,000	121,692

TOTAL UTILITIES			629,050

TOTAL PREFERRED SECURITIES
(Cost $9,163,757)			9,446,898
		Shares	Value

Money Market Funds - 6.4%
Fidelity Cash Central Fund 1.58% (o)
(Cost $7,924,242)		7,922,842	7,924,427
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $124,329,321)			123,780,661
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(656,191)
NET ASSETS - 100%			$123,124,470

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,911,356 or 47.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing - Security is in default.

 (g) Level 3 security

 (h) Non-income producing

 (i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

 (j) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $86,412 and $86,412, respectively.

 (m) A portion of the security sold on a delayed delivery basis.

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Tops Markets Corp. (Escrow)	11/16/18	$0

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,080
Total	$103,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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